ORGANIZATION, PRINCIPAL ACTIVITIES,GOING CONCERN AND MANAGEMENT'S PLANS (Tables)	12 Months Ended
Jun. 30, 2020
ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS
Schedule of wholly-owned subsidiaries of the company

As at June 30, 2020 and the date of approval of the consolidated financial statements, the Company had the following wholly-owned subsidiaries:

Place and date of
Name of entity	establishment	Registered capital	Principal activities

Wins Finance Group	British Virgin Islands	USD 30,000,100.00	A holding company 100%
Limited(“WFG”)	July 27, 2014		owned by Wins Finance

Full Shine Capital	Hong Kong		A holding company 100%
Resources Limited	August 01, 2013	HKD 1.00	owned by WFG
(“Full Shine”)

Jinshang International	PRC	USD 180,000,000.00	A company providing
Financial Leasing	May 18, 2009		financial leasing services and
Co.,Ltd (“Jingshang Leasing”)			100% owned by Full shine